Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2016
Registrant Name	KINETICS MUTUAL FUNDS INC
Central Index Key	0001083387
Amendment Flag	false
Document Creation Date	Apr. 27, 2017
Document Effective Date	Apr. 28, 2017
Prospectus Date	Apr. 28, 2017
Kinetics Alternative Income Fund | Advisor Class A
Prospectus:
Trading Symbol	KWIAX
Kinetics Alternative Income Fund | Advisor Class C
Prospectus:
Trading Symbol	KWICX
Kinetics Internet Fund | Advisor Class C
Prospectus:
Trading Symbol	KINCX
Kinetics Internet Fund | Advisor Class A
Prospectus:
Trading Symbol	KINAX
Kinetics Global Fund | Advisor Class A
Prospectus:
Trading Symbol	KGLAX
Kinetics Global Fund | Advisor Class C
Prospectus:
Trading Symbol	KGLCX
Kinetics Paradigm Fund | Advisor Class A
Prospectus:
Trading Symbol	KNPAX
Kinetics Paradigm Fund | Advisor Class C
Prospectus:
Trading Symbol	KNPCX
Kinetics Medical Fund | Advisor Class C
Prospectus:
Trading Symbol	KRXCX
Kinetics Medical Fund | Advisor Class A
Prospectus:
Trading Symbol	KRXAX
Kinetics Small Cap Opportunities Fund | Advisor Class C
Prospectus:
Trading Symbol	KSOCX
Kinetics Small Cap Opportunities Fund | Advisor Class A
Prospectus:
Trading Symbol	KSOAX
Kinetics Market Opportunities Fund | Advisor Class A
Prospectus:
Trading Symbol	KMKAX
Kinetics Market Opportunities Fund | Advisor Class C
Prospectus:
Trading Symbol	KMKCX
Kinetics Multi-Disciplinary Income Fund | Advisor Class A
Prospectus:
Trading Symbol	KMDAX
Kinetics Multi-Disciplinary Income Fund | Advisor Class C
Prospectus:
Trading Symbol	KMDCX